Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 2,732,866	$ 2,836,526
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,732,866)	(2,836,526)
Net deferred tax liabilities	0	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,732,866	2,836,526
Net deferred tax liabilities	$ (2,732,866)	$ (2,836,526)